ORGANIZATION - Financial information of the consolidated VIEs (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2023 CNY (¥)	Dec. 31, 2023 USD ($)	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2023 USD ($)
Current assets:
Cash and cash equivalents	¥ 2,243,537		¥ 2,661,321	¥ 1,372,481	$ 315,996
Restricted cash	2,854,568		327,673	327,767	402,057
Prepaid expenses and other current assets	2,375,341		2,147,500		334,560
Total current assets	9,823,478		7,052,276		1,383,608
Non-current assets:
Property and equipment, net	13,024,393		11,964,498		1,834,447
Intangible assets, net	1,383,406		1,497,131		194,849
Land use rights, net	602,503		576,020		84,861
Operating lease right-of-use assets, net	4,012,329		3,503,925		565,125
Goodwill net			1,364,191
Restricted cash	882		500	8,225	124
Deferred tax assets, net	247,644		196,098		34,880
Other non-current assets	533,319		551,572		75,116
Long-term investments, net	757,949		242,194		106,755
Total non-current assets	20,562,425		19,896,129		2,896,157
Total assets	30,385,903		26,948,405		4,279,765
Current liabilities:
Accounts and notes payable	696,177		713,628		98,054
Accrued expenses and other payables	2,783,102		2,410,479		391,992
Advances from customers	1,605,247		1,157,963		226,094
Deferred revenue	95,477		95,078		13,448
Income taxes payable	35,197		42,017		4,957
Current portion of finance lease liabilities	115,806		206,260		16,311
Current portion of long-term borrowings	334,511		289,941
Current portion of deferred government grant	8,062		3,646		1,136
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	780,164		674,288		109,884
Total current liabilities	11,437,132		6,332,085		1,610,886
Non-current liabilities:
Non-current portion of finance lease liabilities	1,159,525		1,047,640		163,316
Unrecognized tax benefits	98,457		87,174		13,867
Deferred tax liabilities	688,362		682,580		96,954
Deferred government grants	145,112		2,672		20,439
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	3,270,759		2,905,283		460,677
Total non-current liabilities	12,434,388		13,634,464		1,751,348
Total liabilities	23,871,520		19,966,549		3,362,234
Net income (loss)	(2,597,169)	$ (365,805)	(761,994)	515,101
Net cash generated from operating activities	2,063,480	290,635	2,440,214	1,387,922
Net cash used in investing activities	(3,905,109)	(550,023)	(3,559,252)	(3,772,613)
Net cash generated from (used in) financing activities	3,941,134	555,097	2,298,080	967,577
Net increase (decrease) in cash and cash equivalents and restricted cash	2,109,493	$ 297,116	1,281,021	(1,407,964)
Related Party [Member]
Current assets:
Amounts due from related parties	277,237		152,089		39,048
Current liabilities:
Amounts due to related parties	356,080		6,928		$ 50,153
Variable Interest Entity, Primary Beneficiary
Current assets:
Cash and cash equivalents	923,692		1,428,768
Restricted cash	434,421		301,825
Accounts receivable (net of allowance for doubtful debt of RMB 100,797 and RMB 161,837 as of December 31, 2022 and 2023 respectively)	1,412,456		1,400,546
Prepaid expenses and other current assets	2,081,948		1,976,164
Total current assets	4,911,340		5,121,245
Non-current assets:
Property and equipment, net	7,398,768		7,495,362
Intangible assets, net	453,606		475,652
Land use rights, net	56,971		44,233
Operating lease right-of-use assets, net	3,948,272		3,452,533
Goodwill net			332,645
Restricted cash	382
Deferred tax assets, net	208,266		153,676
Other non-current assets	148,383		165,570
Long-term investments, net	168,377		82,744
Total non-current assets	12,383,025		12,202,415
Total assets	17,294,365		17,323,660
Current liabilities:
Short-term bank borrowings	30,000
Accounts and notes payable	493,837		483,030
Accrued expenses and other payables	1,616,423		1,488,031
Advances from customers	1,605,247		1,157,963
Deferred revenue	83,546		84,775
Income taxes payable	13,531		25,188
Amounts due to inter-companies, net	4,736,035		6,071,651
Current portion of finance lease liabilities	97,388		165,221
Current portion of long-term borrowings	544,803		417,442
Current portion of deferred government grant	8,062		3,646
Current portion of operating lease liabilities of the Consolidated VIEs without recourse to the primary beneficiaries	754,935		655,663
Total current liabilities	10,339,887		10,559,538
Non-current liabilities:
Amounts due to inter-companies, net	1,020,972		1,020,972
Long-term borrowings	2,464,811		1,861,545
Non-current portion of finance lease liabilities	720,954		615,309
Unrecognized tax benefits	98,082		86,799
Deferred tax liabilities	139,174		149,475
Deferred government grants	11,862		2,726
Non-current portion of operating lease liabilities of the Consolidated VIEs without resource to the primary beneficiaries	3,230,506		2,872,323
Total non-current liabilities	7,686,361		6,609,149
Total liabilities	18,026,248		17,168,687
Net revenues	6,418,125		5,944,519	5,145,110
Net income (loss)	(999,101)		(66,764)	92,594
Net cash generated from operating activities	1,418,796		1,351,179	866,712
Net cash used in investing activities	(1,431,085)		(1,849,339)	(2,695,707)
Net cash generated from (used in) financing activities	(359,809)		1,243,495	1,788,528
Net increase (decrease) in cash and cash equivalents and restricted cash	(372,098)		745,335	¥ (40,467)
Variable Interest Entity, Primary Beneficiary | Related Party [Member]
Current assets:
Amounts due from related parties	58,823		13,942
Current liabilities:
Amounts due to related parties	¥ 356,080		¥ 6,928